Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Summary of other assets
Other	assets as of December 31, 2022 and 2023 are as follows:

	2022		2023
Accounts receivable	~~W~~	11,489,203	17,048,595
Domestic exchange settlement debit		6,034,816	5,024,787
Guarantee deposits		1,016,748	1,002,119
Discounted present value		(51,864)	(52,660)
Accrued income		3,289,481	3,908,205
Prepaid expense		784,630	304,161
Provisional payments		378,993	405,201
Sundry assets		96,190	98,104
Advance payments		288,466	408,857
Leased assets		1,932,791	2,078,742
Others		173,864	165,163
Allowances for credit loss of other assets		(362,204)	(465,430)

	~~W~~ 25,071,114		29,925,844